[Graphic]

                                                                     TIMESSQUARE
                                                             VP S&P 500(R) INDEX
                                                                            FUND
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                                                               Semiannual Report
                                                                   June 30, 2002

                                                                          [Logo]

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                                                                               1

Dear Shareholders:

Our report for TimesSquare VP S&P 500[RegTM] Index Fund (the "Fund") (formerly known as CIGNA Variable Products S&P 500[RegTM] Index Fund) covering the six months ended June 30, 2002, follows.

Economy

Despite improving economic fundamentals, the markets spent much of the first quarter of 2002 enduring a crisis of confidence, an overhang from the Enron bankruptcy. Questionable accounting practices by telecommunication companies involving the use of capacity swaps received new scrutiny, reinforced by Global Crossing's bankruptcy in January. Even long-time market darlings were subject to having their weaknesses exposed: Tyco, for lack of transparency from the use of debt to fund acquisitions; and GE, for its reliance on huge short-term financing to maintain favorable debt service fees. Attempts to reassure the markets may have actually kept risk in the headlines. The SEC, in an effort to defuse Andersen's damage to financial reporting, vowed the establishment of an independent oversight board and suggested regulatory separation of auditing and consulting practices. Brokerage research arms and bond rating agencies proposed new methodologies to restore investor confidence in their products. The NASD and New York Stock Exchange jointly proposed new limitations on analysts and their firms regarding ownership, trading and disclosure.

The Federal Reserve's (Fed's) move to a neutral bias and a run-up in oil prices on renewed violence in the Middle East rekindled fears of inflation. Bankruptcies achieved new highs. Potential escalation of the war on terrorism to include Iraq threatened U.S. alliances, with negative implications for foreign U.S. investing and trade restrictions.

The crisis of confidence that had overhung the markets during the first three months of the year grew worse in the second quarter. Angered by revelations of high-level corporate improprieties and news of suspect accounting practices at a growing number of major firms, equity investors chose to ignore the economic backdrop of expansionary forces in place. Foreign appetite for U.S. assets slowed measurably, increasing fears of large redeployment of capital abroad, with the euro appreciating nearly 14% against the dollar in response during the period. Continuing violence between Palestinians and Israelis, new threats of biological terrorism, and a slowing in economic growth from first quarter levels added further roadblocks for equity investors.

Equity Market

High profile improprieties and corporate failures weighed heavily on the equity markets through the first two months of the first quarter, taking the S&P 500[RegTM] down over 3% through February. By March, however, accumulating evidence of growth had recaptured investor sentiment and the S&P 500[RegTM] large cap index was able to recover lost ground and post a minor 0.28% return for the quarter. Nevertheless, growth in earnings from fairly valued stalwarts was preferred to forecast growth on a "pro forma" basis. As a result, value stocks (S&P Barra Value Index, 1.32%) outperformed growth stocks (Growth Index -0.79%) for the three months. Continuing that theme, the large cap index continued to lag the less pricey mid cap stocks (Mid Cap Index, 6.72%) and small cap stocks (Small Cap Index, 6.97%) and an equal-weighted S&P 500[RegTM] returned 4.86% during that timeframe. Despite the advantage offered by stock-picking, the average U.S. diversified mutual fund manager (according to Lipper Analytics) barely beat the Index with a 0.4% return. Materials and Energy, up 11% and 9%, respectively, were the best performing sectors, although the larger Consumer Staples and Financial sectors contributed most to overall results. Telecommunication

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                                                                               2

Services and Technology were again the largest detractors.

The S&P 500[RegTM] Index gradually lost 13.40% during the second quarter, the worst quarterly result since 1970. The S&P Barra Value Index (-10.6%) outperformed the Growth Index (-16.3%) for the three-month period ended June 30 and the Mid Cap Index (-9.3%) and Small Cap Index (-6.5%) had moral victories over the S&P 500[RegTM] Index during the same timeframe, continuing a trend. Stock-picking prevailed, as the average U.S. diversified mutual fund manager (as measured by Lipper) beat the S&P 500[RegTM] Index with a -12.21% return. Among industries, homebuilding, managed health care and housewares were areas of strength; while utilities, software, wireless services and semiconductors were the big losers.

Performance Summary

Returns for the six months ended June 30, 2002, were:

Fund                                   -13.46%
Lipper S&P 500[RegTM] Funds Average    -13.47
S&P 500[RegTM] Index                   -12.74

Outlook

As has been the case for a number of months, low inflation, high productivity, a historically low interest rate environment, expansionary Government programs and policies, and a need for inventory replenishment to meet demand are providing fuel for an acceleration of economic growth. Growth potential has begun to translate into earnings growth and an increase in corporate profits. World political instability, corporate governance issues, and Government regulatory mismanagement will continue to pose threats to a market recovery with the danger of feedback on consumer confidence and spending habits. However, we anticipate this recovery will continue to develop over the course of the year, resolving the current disjoint between an improving economy and stock market performance.

Sincerely,

[Signature of Richard H. Forde]

Richard H. Forde
President
TimesSquare VP S&P 500[RegTM] Index Fund

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TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             3
June 30, 2002 (Unaudited)

                                        Number of                 Value
                                           Shares                 (000)
-----------------------------------------------------------------------
COMMON STOCKS - 94.3%
Microsoft Corp. (a)                       120,900              $  6,613
General Electric Co.                      222,100                 6,452
Exxon Mobil Corp.                         151,524                 6,200
Wal-Mart Stores, Inc.                      99,400                 5,468
Pfizer, Inc.                              139,550                 4,884
Citigroup, Inc.                           114,872                 4,451
American International Group, Inc.         58,384                 3,984
Johnson & Johnson                          67,284                 3,516
Coca-Cola (The) Co.                        55,500                 3,108
International Business Machines Corp.      38,300                 2,758
Intel Corp.                               149,400                 2,730
Royal Dutch Petroleum Co.                  47,400                 2,620
Procter (The) & Gamble Co.                 29,000                 2,590
Merck & Co., Inc.                          50,600                 2,562
Verizon Communications, Inc. (a)           60,826                 2,442
Bank of America Corp.                      34,418                 2,422
Cisco Systems, Inc. (a)                   163,700                 2,284
SBC Communications, Inc.                   74,794                 2,281
ChevronTexaco Corp.                        23,834                 2,109
Philip Morris Companies, Inc.              47,800                 2,088
Home Depot, Inc.                           52,650                 1,934
Wells Fargo & Co.                          38,260                 1,915
PepsiCo, Inc.                              39,460                 1,902
Viacom, Inc. (a)                           39,533                 1,754
Fannie Mae                                 22,300                 1,645
Dell Computer Corp. (a)                    58,200                 1,521
Wyeth                                      29,600                 1,516
Morgan (J.P.) Chase & Co.                  44,506                 1,510
AOL Time Warner, Inc. (a)                  99,500                 1,464
Eli Lilly and Co.                          25,100                 1,416
BellSouth Corp.                            41,900                 1,320
Abbott Laboratories                        34,900                 1,314
Oracle Corp. (a)                          122,672                 1,162
Wachovia Corp.                             30,428                 1,162
Medtronic, Inc.                            27,000                 1,157
Bristol-Myers Squibb Co.                   43,200                 1,110
Pharmacia Corp.                            28,930                 1,083
American Express Co.                       29,800                 1,082

                                        Number of                 Value
                                           Shares                 (000)
-----------------------------------------------------------------------
3M Co.                                      8,700              $  1,070
Morgan Stanley Dean Witter & Co.           24,640                 1,061
Hewlett-Packard Co.                        67,424                 1,030
Bank One Corp.                             26,219                 1,009
U.S. Bancorp                               42,651                   996
du Pont (E.I.) de Nemours and Co.          22,178                   985
Anheuser-Busch Cos., Inc.                  19,700                   985
Amgen, Inc. (a)                            23,200                   972
Freddie Mac                                15,500                   949
Texas Instruments, Inc.                    38,800                   920
AT&T Corp.                                 84,927                   909
Walgreen Co.                               22,800                   881
Fifth Third Bancorp                        13,158                   877
Disney (The) Walt Co.                      45,500                   860
Boeing Co.                                 18,676                   840
Unilever NV                                12,735                   825
Washington Mutual, Inc. (a)                21,807                   809
McDonald's Corp.                           28,400                   808
Schering-Plough Corp.                      32,700                   804
Gillette Co.                               23,600                   799
Lowe's Companies, Inc.                     17,300                   785
Merrill Lynch & Co., Inc.                  19,300                   782
Target Corp.                               20,200                   770
FleetBoston Financial Corp.                23,287                   753
Motorola, Inc.                             50,691                   731
Kimberly-Clark Corp.                       11,632                   721
United Technologies Corp.                  10,600                   720
Lockheed Martin Corp.                      10,060                   699
Applied Materials, Inc. (a)                36,600                   696
Dow Chemical Co.                           20,110                   691
General Motors Corp.                       12,500                   668
Ford Motor Co.                             40,397                   646
Honeywell International, Inc.              18,187                   641
First Data Corp.                           17,000                   632
UnitedHealth Group, Inc.                    6,900                   632
Alcoa, Inc.                                18,968                   629
MBNA Corp.                                 18,968                   627
Cardinal Health, Inc.                      10,075                   619
Colgate-Palmolive Co.                      12,300                   616


The Notes to Financial Statements are an integral part of these statements.

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TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             4
June 30, 2002 (Unaudited) (Continued)

                                               Number of                  Value
                                                  Shares                  (000)
-------------------------------------------------------------------------------
Tyco International Ltd.                           44,565               $    602
Automatic Data Processing, Inc.                   13,800                    601
Schlumberger Ltd.                                 12,900                    600
Baxter International, Inc.                        13,400                    596
Marsh & McLennan Companies, Inc.                   6,100                    589
Allstate Corp.                                    15,896                    588
Duke Energy Corp.                                 18,424                    573
Bank of New York Co., Inc.                        16,400                    553
HCA, Inc.                                         11,500                    546
Kohl's Corp. (a)                                   7,500                    526
Tenet Healthcare Corp. (a)                         7,300                    522
Household International, Inc.                     10,246                    509
Comcast Corp. (a)                                 21,100                    503
Emerson Electric Co.                               9,400                    503
Phillips Petroleum Co.                             8,540                    503
General Dynamics Corp.                             4,500                    479
QUALCOMM, Inc. (a)                                17,100                    470
International Paper Co.                           10,751                    469
Illinois Tool Works, Inc.                          6,800                    464
MetLife, Inc.                                     15,800                    455
National City Corp.                               13,600                    452
Gannett Co., Inc.                                  5,900                    448
Clear Channel Communications, Inc. (a)            13,700                    439
Exelon Corp.                                       8,325                    435
SunTrust Banks, Inc.                               6,400                    433
Southern (The) Co.                                15,700                    430
BB&T Corp.                                        10,700                    413
Dominion Resources, Inc.                           6,199                    410
SYSCO Corp.                                       14,800                    403
Electronic Data Systems Corp.                     10,700                    397
Costco Wholesale Corp. (a)                        10,100                    390
Conoco, Inc. (a)                                  13,959                    388
Sears, Roebuck & Co.                               7,000                    380
Caterpillar, Inc.                                  7,700                    377
AFLAC, Inc.                                       11,700                    374
EMC Corp. (a)                                     49,424                    373
Cendant Corp. (a)                                 23,304                    370
Sun Microsystems, Inc. (a)                        72,500                    363
Carnival Corp.                                    13,100                    363

                                               Number of                  Value
                                                  Shares                  (000)
-------------------------------------------------------------------------------
Raytheon Co.                                       8,900               $    363
Sara Lee Corp.                                    17,500                    361
General Mills, Inc.                                8,200                    361
Waste Management, Inc.                            13,832                    360
FedEx Corp.                                        6,700                    358
Kroger (The) Co.                                  17,900                    356
Union Pacific Corp.                                5,600                    354
AT&T Wireless Services, Inc. (a)                  60,339                    353
Harley-Davidson, Inc.                              6,800                    349
Lehman Brothers Holdings, Inc.                     5,480                    343
Charles (The) Schwab Corp.                        30,525                    342
Concord EFS, Inc.                                 11,300                    341
SLM Corp.                                          3,500                    339
PNC Financial Services Group, Inc.                 6,400                    335
ConAgra Foods, Inc.                               12,000                    332
Hartford (The) Financial Services Group, Inc.      5,500                    327
Kellogg Co.                                        9,100                    326
Alltel Corp.                                       6,900                    324
State Street Corp.                                 7,200                    322
NIKE, Inc.                                         6,000                    322
Heinz (H.J.) Co.                                   7,800                    321
Safeway, Inc. (a)                                 10,800                    315
Weyerhaeuser Co.                                   4,900                    313
Northrop Grumman Corp.                             2,500                    313
CIGNA Corp.                                        3,200                    312
Mellon Financial Corp.                             9,900                    311
American Electric Power Co., Inc.                  7,600                    304
TXU Corp.                                          5,900                    304
Capital One Financial Corp.                        4,900                    299
Masco Corp.                                       10,800                    293
Tribune Co.                                        6,600                    287
Progressive (The) Corp.                            4,900                    283
Forest Laboratories, Inc. (a)                      4,000                    283
Maxim Integrated Products, Inc. (a)                7,300                    280
Albertson's, Inc.                                  9,113                    278
Equity Office Properties Trust                     9,200                    277
Avon Products, Inc.                                5,300                    277
Wrigley (Wm.) Jr., Co.                             5,000                    277
Southwest Airlines Co.                            17,087                    276


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             5
June 30, 2002 (Unaudited) (Continued)

                                            Number of                  Value
                                               Shares                  (000)
----------------------------------------------------------------------------
Gap (The), Inc.                                19,262               $    273
Immunex Corp. (a)                              12,200                    273
Anadarko Petroleum Corp.                        5,533                    273
Micron Technology, Inc. (a)                    13,400                    271
Alcan, Inc.                                     7,200                    270
FPL Group, Inc.                                 4,500                    270
Chubb (The) Corp.                               3,800                    269
CVS Corp.                                       8,700                    266
Boston Scientific Corp. (a)                     9,000                    264
Paychex, Inc.                                   8,400                    263
Best Buy Co., Inc. (a)                          7,100                    258
KeyCorp                                         9,416                    257
Burlington Northern Santa Fe Corp.              8,567                    257
Air Products & Chemicals, Inc.                  5,100                    257
McGraw-Hill (The) Companies, Inc.               4,300                    257
Progress Energy, Inc.                           4,900                    255
Deere & Co.                                     5,300                    254
XL Capital Ltd., Class. A                       3,000                    254
Campbell Soup Co.                               9,100                    252
Occidental Petroleum Corp.                      8,300                    249
Baker Hughes, Inc.                              7,490                    249
Wellpoint Health Networks, Inc. (a)             3,200                    249
Franklin Resources, Inc.                        5,800                    247
El Paso Corp.                                  11,943                    246
Limited (The), Inc.                            11,500                    245
Bed Bath & Beyond, Inc. (a)                     6,500                    245
Agilent Technologies, Inc. (a)                 10,328                    244
Comerica, Inc.                                  3,950                    243
Analog Devices, Inc. (a)                        8,100                    241
Golden West Financial Corp.                     3,500                    241
TJX (The) Companies, Inc.                      12,200                    239
John Hancock Financial Services, Inc.           6,700                    236
Stryker Corp.                                   4,400                    235
PPG Industries, Inc.                            3,800                    235
Intuit, Inc. (a)                                4,700                    234
Barrick Gold Corp.                             11,992                    228
Loews Corp.                                     4,300                    228
Linear Technology Corp.                         7,100                    223
Transocean, Inc.                                7,071                    220

                                            Number of                  Value
                                               Shares                  (000)
----------------------------------------------------------------------------
FirstEnergy Corp.                               6,600               $    220
Northern Trust Corp.                            5,000                    220
Coca-Cola Enterprises, Inc.                     9,900                    219
Danaher Corp.                                   3,300                    219
May (The) Department Stores Co.                 6,550                    216
Clorox (The) Co.                                5,200                    215
Pitney Bowes, Inc.                              5,400                    214
Starbucks Corp. (a)                             8,500                    211
Newell Rubbermaid, Inc.                         6,007                    211
Sprint Corp. (a)                               19,800                    210
McKesson Corp.                                  6,423                    210
Interpublic (The) Group of Companies, Inc.      8,400                    208
Entergy Corp.                                   4,900                    208
Guidant Corp. (a)                               6,800                    206
Computer Associates International, Inc.        12,912                    205
Marriott International, Inc.                    5,400                    205
Praxair, Inc.                                   3,600                    205
Staples, Inc. (a)                              10,350                    204
Mattel, Inc.                                    9,645                    203
Norfolk Southern Corp.                          8,600                    201
SouthTrust Corp.                                7,700                    201
Becton, Dickinson & Co.                         5,800                    200
Unocal Corp.                                    5,400                    199
Public Service Enterprise Group                 4,600                    199
Rohm & Haas Co.                                 4,885                    198
Pepsi (The) Bottling Group, Inc.                6,400                    197
Consolidated Edison, Inc.                       4,700                    196
Allergan, Inc.                                  2,900                    194
Yahoo!, Inc. (a)                               13,000                    192
Eastman Kodak Co.                               6,500                    190
Yum! Brands, Inc. (a)                           6,480                    190
H&R Block, Inc.                                 4,100                    189
Omnicome Group, Inc.                            4,100                    188
Cintas Corp.                                    3,800                    188
Archer-Daniels-Midland Co.                     14,587                    187
Marathon Oil Corp.                              6,900                    187
MBIA, Inc.                                      3,300                    187
Hershey Foods Corp.                             3,000                    187
KLA-Tencor Corp. (a)                            4,200                    185


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             6
June 30, 2002 (Unaudited) (Continued)

                                              Number of                 Value
                                                 Shares                 (000)
-----------------------------------------------------------------------------
Fortune Brands, Inc.                              3,300              $    185
Apache Corp. (a)                                  3,220                   185
AutoZone, Inc. (a)                                2,400                   185
Ace Ltd.                                          5,800                   183
Computer Sciences Corp. (a)                       3,800                   182
AmSouth BanCorp.                                  8,100                   181
Synovus Financial Corp.                           6,550                   180
St. Paul (The) Companies, Inc.                    4,632                   180
Regions Financial Corp.                           5,100                   179
Federated Department Stores, Inc. (a)             4,500                   179
Aon Corp.                                         6,025                   178
VERITAS Software Corp. (a)                        8,900                   176
Lincoln National Corp.                            4,200                   176
New (The) York Times Co.                          3,400                   175
AmerisourceBergen Corp.                           2,300                   175
Moody's Corp.                                     3,500                   174
Equity Residential Properties Trust               6,000                   173
Devon Energy Corp.                                3,500                   172
Charter One Financial, Inc.                       4,976                   171
Burlington Resources, Inc.                        4,510                   171
Ingersoll-Rand Co., Class A                       3,700                   169
Xilinx, Inc. (a)                                  7,500                   168
CSX Corp.                                         4,800                   168
Cincinnati Financial Corp.                        3,600                   168
Delphi Corp.                                     12,526                   165
Amerada Hess Corp.                                2,000                   165
Biomet, Inc.                                      6,000                   163
MGIC Investment Corp.                             2,400                   163
Johnson Controls, Inc.                            2,000                   163
DTE Energy Company                                3,600                   161
Univision Communications, Inc., Class A (a)       5,100                   160
TRW, Inc.                                         2,800                   160
Fiserv, Inc. (a)                                  4,300                   158
Lexmark International, Inc. (a)                   2,900                   158
Ambac Financial Group, Inc.                       2,350                   158
Dover Corp.                                       4,500                   157
Avery Dennison Corp.                              2,500                   157
Pacific Gas & Electric Corp. (a)                  8,700                   156
Jefferson-Pilot Corp.                             3,312                   156

                                              Number of                 Value
                                                 Shares                 (000)
-----------------------------------------------------------------------------
Aetna, Inc.                                       3,242              $    155
Apollo Group, Inc., Class A (a)                   3,900                   154
Halliburton Co.                                   9,600                   153
Zimmer Holdings, Inc. (a)                         4,280                   153
Adobe Systems, Inc.                               5,300                   151
Union Planters Corp.                              4,650                   151
Simon Property Group, Inc.                        4,100                   151
MeadWestvaco Corp.                                4,476                   150
Textron, Inc.                                     3,200                   150
Xcel Energy, Inc.                                 8,820                   148
Marshall & Ilsley Corp.                           4,800                   148
Chiron Corp. (a)                                  4,200                   148
Molex, Inc.                                       4,375                   147
Siebel Systems, Inc. (a)                         10,300                   146
MedImmune, Inc. (a)                               5,500                   145
Starwood Hotels & Resorts Worldwide, Inc.         4,400                   145
St. Jude Medical, Inc. (a)                        1,950                   144
Dollar General Corp.                              7,447                   142
ITT Industries, Inc.                              2,000                   141
Apple Computer, Inc.                              7,900                   140
UnumProvident Corp.                               5,425                   138
Biogen, Inc. (a)                                  3,300                   137
Bear (The) Stearns Companies, Inc.                2,225                   136
Genuine Parts Co.                                 3,850                   134
Family Dollar Stores, Inc.                        3,800                   134
Cinergy Corp.                                     3,720                   134
Ecolab, Inc.                                      2,900                   134
Ameren Corp.                                      3,100                   133
Penney (J.C.) Co., Inc.                           5,900                   130
Countrywide Credit Industries, Inc.               2,700                   130
UST, Inc.                                         3,800                   129
Lucent Technologies, Inc. (a)                    76,436                   127
Georgia-Pacific Corp.                             5,116                   126
Plum Creek Timber Company, Inc.                   4,100                   126
Parker-Hannifin Corp.                             2,625                   125
Nortel Networks Corp. (a)                        85,740                   124
Edison International (a)                          7,300                   124
King Pharmaceuticals, Inc. (a)                    5,466                   122
RadioShack Corp.                                  4,000                   120


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             7
June 30, 2002 (Unaudited) (Continued)

                                              Number of                  Value
                                                 Shares                  (000)
------------------------------------------------------------------------------
Kerr-McGee Corp.                                  2,238               $    120
Knight-Ridder, Inc.                               1,900                    120
American Standard Companies, Inc. (a)             1,600                    120
BJ Services Co. (a)                               3,500                    119
IMS Health, Inc.                                  6,600                    118
Altera Corp. (a)                                  8,600                    117
National Semiconductor Corp. (a)                  4,000                    117
KeySpan Corp.                                     3,100                    117
Office Depot, Inc. (a)                            6,900                    116
Hilton Hotels Corp.                               8,200                    114
Solectron Corp. (a)                              18,300                    113
HealthSouth Corp. (a)                             8,800                    113
Tiffany & Co.                                     3,200                    113
Harrah's Entertainment, Inc. (a)                  2,550                    113
International Game Technology                     2,000                    113
Xerox Corp. (a)                                  16,100                    112
Reliant Energy, Inc.                              6,607                    112
Rockwell Collins, Inc.                            4,100                    112
Sabre Holdings Corp. (a)                          3,140                    112
Noble Corp. (a)                                   2,900                    112
PACCAR, Inc.                                      2,525                    112
Nucor Corp.                                       1,700                    111
Health Management Assoc., Inc., Class A (a)       5,400                    109
Constellation Energy Group, Inc.                  3,700                    109
PPL Corp.                                         3,300                    109
Novellus Systems, Inc. (a)                        3,200                    109
Nabors Industries Ltd. (a)                        3,100                    109
Eaton Corp.                                       1,500                    109
Huntington Bancshares, Inc.                       5,566                    108
Torchmark Corp.                                   2,800                    107
First Tennessee National Corp.                    2,800                    107
Kinder Morgan, Inc.                               2,800                    106
Jones Apparel Group, Inc. (a)                     2,800                    105
Grainger (W.W.), Inc.                             2,100                    105
Qwest Communications International, Inc. (a)     37,201                    104
Wendy's International, Inc.                       2,600                    104
Zions Bancorporation                              2,000                    104
Broadcom Corp. (a)                                5,900                    103
Sempra Energy                                     4,654                    103

                                              Number of                  Value
                                                 Shares                  (000)
------------------------------------------------------------------------------
Leggett & Platt, Inc.                             4,400               $    103
EOG Resources, Inc.                               2,600                    103
Brown-Forman Corp.                                1,500                    103
Sherwin-Williams (The) Co.                        3,400                    102
Vulcan Materials Co.                              2,300                    101
PeopleSoft, Inc. (a)                              6,730                    100
NiSource, Inc.                                    4,600                    100
Sprint Corp. (PCS Group)                         22,100                     99
Darden Restaurants, Inc.                          3,950                     98
V. F. Corp.                                       2,500                     98
Whirlpool Corp.                                   1,500                     98
Teradyne, Inc. (a)                                4,000                     94
Network Appliance, Inc. (a)                       7,500                     93
Jabil Circuit, Inc. (a)                           4,400                     93
Inco Limited (a)                                  4,100                     93
CenturyTel, Inc.                                  3,150                     93
Applera Corp.- Applied Biosystems Group           4,700                     92
Price (T. Rowe) Group, Inc.                       2,800                     92
Dow Jones & Co., Inc.                             1,900                     92
Robert Half International, Inc. (a)               3,900                     91
BMC Software, Inc. (a)                            5,400                     90
Genzyme Corp (a)                                  4,700                     90
SAFECO Corp.                                      2,900                     90
Stillwell Financial, Inc.                         4,900                     89
Circuit City Stores-Circuit City Group            4,700                     88
Black & Decker Corp.                              1,800                     87
Pactiv Corp. (a)                                  3,600                     86
Equifax, Inc.                                     3,200                     86
Toys "R" Us, Inc. (a)                             4,800                     84
TECO Energy, Inc.                                 3,400                     84
Cooper Industries Ltd., Class A                   2,100                     83
Phelps Dodge Corp. (a)                            2,016                     83
Placer Dome, Inc.                                 7,300                     82
Rockwell Automation, Inc.                         4,100                     82
JDS Uniphase Corp. (a)                           30,300                     81
Engelhard Corporation                             2,850                     81
Centex Corp.                                      1,400                     81
Qlogic Corp. (a)                                  2,100                     80
Eastman Chemical Co.                              1,700                     80


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             8
June 30, 2002 (Unaudited) (Continued)

                                          Number of                  Value
                                             Shares                  (000)
--------------------------------------------------------------------------
Sigma-Aldrich Corp.                           1,600               $     80
Stanley (The) Works                           1,900                     78
Waters Corp. (a)                              2,900                     77
NCR Corp. (a)                                 2,200                     76
Corning, Inc. (a)                            21,100                     75
Pinnacle West Capital Corp.                   1,900                     75
Sealed Air Corp. (a)                          1,861                     75
Pulte Homes, Inc.                             1,300                     75
Sanmina-SCI Corp. (a)                        11,700                     74
Advanced Micro Devices, Inc. (a)              7,600                     74
Convergys Corp. (a)                           3,800                     74
SUPERVALU, Inc.                               3,000                     74
Liz Claiborne, Inc.                           2,300                     73
Maytag Corp.                                  1,700                     73
LSI Logic Corp. (a)                           8,200                     72
Allegheny Energy, Inc.                        2,800                     72
Fluor Corp.                                   1,800                     70
Williams (The) Companies, Inc.               11,500                     69
Donnelley (R.R.) & Sons Co.                   2,500                     69
Temple-Inland, Inc.                           1,200                     69
Nordstrom, Inc.                               3,000                     68
International Flavors & Fragrances, Inc.      2,100                     68
Goodyear Tire & Rubber Co.                    3,600                     67
Thermo Electron Corp. (a)                     4,000                     66
Mirant Corp. (a)                              8,960                     65
Unisys Corp. (a)                              7,200                     65
AES Corp. (a)                                11,900                     64
Goodrich Corp.                                2,300                     63
Dana Corp.                                    3,343                     62
Alberto-Culver Company                        1,300                     62
Bard (C.R.), Inc.                             1,100                     62
Watson Pharmaceuticals, Inc. (a)              2,400                     61
Sunoco, Inc.                                  1,700                     61
Ashland, Inc.                                 1,500                     61
Humana, Inc. (a)                              3,800                     59
AMR Corp. (a)                                 3,500                     59
Scientific-Atlanta, Inc.                      3,500                     58
Deluxe Corporation                            1,500                     58
Nextel Communications, Inc. Class A (a)      17,800                     57

                                          Number of                  Value
                                             Shares                  (000)
--------------------------------------------------------------------------
Tellabs, Inc. (a)                             9,200               $     57
Freeport-McMoRan Copper & Gold, Inc. (a)      3,200                     57
Bemis Company, Inc.                           1,200                     57
KB HOME                                       1,100                     57
Dynegy, Inc.                                  7,800                     56
Americian Power Conversion Corp. (a)          4,400                     56
Delta Air Lines, Inc.                         2,800                     56
Pall Corp.                                    2,700                     56
Brunswick Corp.                               2,000                     56
NVIDIA Corp. (a)                              3,200                     55
Calpine Corp. (a)                             7,700                     54
TMP Worldwide, Inc. (a)                       2,500                     54
Citizens Communications Company (a)           6,300                     53
Hasbro, Inc.                                  3,875                     53
Manor Care, Inc. (a)                          2,300                     53
Big Lots, Inc.                                2,600                     51
Compuware Corp.                               8,300                     50
Dillard's, Inc.                               1,900                     50
Ball Corp.                                    1,200                     50
Adolph Coors Co.                                800                     50
Winn-Dixie Stores, Inc.                       3,100                     48
NICOR, Inc.                                   1,000                     46
Rowan Companies, Inc.                         2,100                     45
Boise Cascade Corp.                           1,300                     45
United States Steel Corp.                     2,200                     44
Symbol Technologies, Inc.                     5,100                     43
Allied Waste Industries, Inc. (a)             4,400                     42
Visteon Corp.                                 2,951                     42
Navistar International Corp. (a)              1,300                     42
Meredith Corp.                                1,100                     42
ADC Telecommunications, Inc. (a)             17,700                     41
Mercury Interactive Corp. (a)                 1,800                     41
Bausch & Lomb, Inc.                           1,200                     41
Avaya, Inc. (a)                               8,028                     40
Comverse Technology, Inc. (a)                 4,200                     39
Tektronix, Inc. (a)                           2,100                     39
Ryder System, Inc.                            1,400                     38
Reebok International Ltd. (a)                 1,300                     38
Providian Financial Corp.                     6,300                     37


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             9
June 30, 2002 (Unaudited) (Continued)

                                                      Number of         Value
                                                         Shares         (000)
-----------------------------------------------------------------------------
Snap-on, Inc.                                             1,250       $    37
Rational Software Corp. (a)                               4,300            35
Quintiles Transnational Corp. (a)                         2,800            35
Millipore Corp.                                           1,100            35
PMC-Sierra, Inc. (a)                                      3,700            34
Worthington Industries, Inc.                              1,900            34
CMS Energy Corp.                                          3,000            33
Cooper Tire & Rubber Co.                                  1,600            33
Crane Co.                                                 1,300            33
Gateway, Inc. (a)                                         7,200            32
Applied Micro Circuits Corp. (a)                          6,700            32
Autodesk, Inc.                                            2,400            32
Great Lakes Chemical Corp.                                1,200            32
CIENA Corp. (a)                                           7,300            31
PerkinElmer, Inc.                                         2,700            30
Cummins, Inc.                                               900            30
Peoples Energy Corp.                                        800            29
Hercules, Inc. (a)                                        2,400            28
Allegheny Technologies, Inc.                              1,770            28
Andrew Corp. (a)                                          1,793            27
Tupperware Corp.                                          1,300            27
Novell, Inc. (a)                                          8,100            26
Louisina-Pacific Corp. (a)                                2,500            26
Citrix Systems, Inc. (a)                                  4,200            25
Palm, Inc. (a)                                           13,827            24
Thomas & Betts Corp. (a)                                  1,300            24
American Greetings Corp.                                  1,400            23
Parametric Technology Corp. (a)                           5,800            20
Smucker (J.M.) Co.                                          578            20
Conseco, Inc. (a)                                         7,958            16
Vitesse Semiconductor Corp. (a)                           4,600            14
Power-One, Inc. (a)                                       1,900            12
McDermott International, Inc. (a)                         1,500            12
Skyworks Solutions, Inc. (a)                              2,001            11
EnPro Industries, Inc. (a)                                  460             2
Agere Systems, Inc. (a)                                     823             1
Newmont Mining Corp.                                         35             1
Crown Vantage, Inc.                                         120            --
WorldCom, Inc.-MCI Group (a)                                 12            --

                                                      Number of         Value
                                                         Shares         (000)
-----------------------------------------------------------------------------
WorldCom, Inc. (a)                                            1      $     --
Kadant, Inc. (a)                                              1            --
                                                                     --------
Total Common Stocks
  (Cost - $204,186)                                                   202,767
                                                                     --------
PREFERRED STOCK - 0.0%
Sealed Air Corp., 4.00%, (Convertible) Class A
  (Cost - $19)                                              475           19
                                                                     --------
WARRANTS - 0.0%
Washington Group International, Inc.,
  Expires 2003 (a) (Cost - $0)                               46            --
                                                                     --------
SHORT-TERM OBLIGATIONS - 5.6%
Money Market Fund - 4.4%
TimesSquare VP Money Market Fund                      9,435,000         9,435
                                                                     --------

                                                      Principal
                                                          (000)
                                                      ---------
U.S. Government - 1.2%
U.S. Treasury Bills,
  1.71%, 8/29/02 (b)                                  $     250           249
  2.04%, 9/26/02 (b)                                        150           149
  1.87%, 11/14/02 (b)                                     2,200         2,185
                                                                     --------
                                                                        2,583
                                                                     --------
Total Short-Term Obligations
  (Cost - $12,018)                                                     12,018
                                                                     --------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
  (Total Cost - $216,223) (c)                                         214,804
Cash and Others Assets, Less Liabilities - 0.1%                           129
                                                                     --------
NET ASSETS - 100.0%                                                  $214,933
                                                                     ========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            10
June 30, 2002 (Unaudited) (Continued)

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) This security, or a portion thereof, was pledged as
    collateral for Stock Index Futures Contracts. At June 30,
    2002, the Fund was long 50 S&P 500[RegTM] Futures Contracts expiring in September 2002. Unrealized loss amounted to
    $345,750. Underlying face value was $12,722,000 and
    underlying market value was $12,376,250.
    Tax Information
(c) At June 30, 2002, the net unrealized appreciation of
    investments, based on cost for federal income tax purposes of $216,530,937, was as follows:

   Aggregate gross unrealized appreciation for all investments
   in which there was an excess of value over tax cost          $38,971,558

   Aggregate gross unrealized depreciation for all investments
   in which there was an excess of tax cost over value          (40,698,943)
                                                                -----------
   Unrealized appreciation - net                                $(1,727,385)
                                                                ===========

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund

                                            Market      % of
                                             Value     Market
Ten Largest Positions (Unaudited)            (000)     Value
--------------------------------------------------------------
Microsoft Corp.                             $6,613      3.1%
General Electric Co.                         6,452      3.0
Exxon Mobil Corp.                            6,200      2.9
Wal-Mart Stores, Inc.                        5,468      2.5
Pfizer, Inc.                                 4,884      2.3
Citigroup, Inc.                              4,451      2.1
American International Group, Inc.           3,984      1.9
Johnson & Johnson                            3,516      1.6
Coca-Cola (The) Co.                          3,108      1.4
International Business Machines Corp.        2,758      1.3
--------------------------------------------------------------------------------


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      11

Statement of Assets and Liabilities
June 30, 2002 (Unaudited)
(In Thousands)

Assets:
Investments in securities at value                               $214,804
Cash                                                                    1
Interest and dividends receivable, net of withholding taxes           246
Investment for Trustees' deferred compensation plan                   147
Prepaid insurance                                                       7
                                                                 --------
    Total assets                                                  215,205
                                                                 --------
Liabilities:
Deferred Trustees' fees payable                                       147
Administrative services fees payable                                   56
Futures variation margin payable                                       24
Registration fees payable                                              15
Audit and legal fees payable                                           15
Custodian fees payable                                                  9
Other accrued expenses                                                  6
                                                                 --------
    Total liabilities                                                 272
                                                                 --------
Net Assets                                                       $214,933
                                                                 ========
Components of Net Assets:
Paid in capital                                                  $213,861
Undistributed net investment income                                 2,029
Accumulated net realized gain                                         808
Net unrealized depreciation of investments and futures             (1,765)
                                                                 --------
Net Assets                                                       $214,933
                                                                 ========
Shares Outstanding                                                 14,345
                                                                 ========
Net Asset Value and Redemption Price per Share                   $  14.98
                                                                 ========
Cost of Investments                                              $216,223
                                                                 ========

Statement of Operations
For the Six Months Ended June 30, 2002 (Unaudited)
(In Thousands)

Investment Income:
Income:
  Dividends (net of foreign taxes
    withheld of $10)                                    $  1,803
  Interest                                                   253
                                                        --------
                                                           2,056
Expenses:
  Investment advisory fees                  $293
  Custodian fees and expenses                 87
  Administrative services fees                65
  Auditing and legal fees                     24
  Registration fees                            7
  Shareholder reports                          2
  Trustees' fees                               2
  Other                                        5
                                            ----
    Total expenses                           485
    Less expenses waived by Adviser         (129)
                                            ----
  Net expenses                              $356
                                            ----
Net Investment Income                                      1,700
                                                        --------
Realized and Unrealized Gain
  (Loss) on Investments:
  Net realized gain (loss) from:
    Futures contracts                                     (3,230)
    Investments                                           12,891
                                                        --------
                                                           9,661
                                                        --------
  Net change in unrealized appreciation
    (depreciation) of:
    Futures contracts                                       (489)
    Investments                                          (47,791)
                                                        --------
                                                         (48,280)
                                                        --------
Net Realized and Unrealized Loss
  on Investments                                         (38,619)
                                                        --------
Net Decrease in Net Assets
  Resulting from Operations                             $(36,919)
                                                        ========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      12

Statements of Changes in Net Assets
(In Thousands)

                                                   For the Six
                                                  Months Ended       For the Year
                                                    June 30,            Ended
                                                      2002           December 31,
                                                   (Unaudited)           2001
                                                  ------------       ------------
Operations:
Net investment income                                $   1,700           $  4,071
Net realized gain (loss) on investments                  9,661             (7,158)
Net unrealized depreciation on investments             (48,280)           (36,447)
                                                     ---------           --------
Net decrease in net assets from operations             (36,919)           (39,534)
                                                     ---------           --------
Dividends and Distributions:
From net investment income                                  --             (3,665)
                                                     ---------           --------
Total dividends and distributions                           --             (3,665)
                                                     ---------           --------
Capital Share Transactions:
Net proceeds from shares sold                           41,827             93,983
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                                        --              3,665
                                                     ---------           --------
                                                        41,827             97,648
Cost of shares redeemed                                (92,777)           (44,386)
                                                     ---------           --------
Net increase (decrease) in net assets from
   Fund share transactions                             (50,950)            53,262
                                                     ---------           --------
Net Increase (Decrease) in Net Assets                  (87,869)            10,063
Net Assets:
Beginning of period                                    302,802            292,739
                                                     ---------           --------
End of period *                                      $ 214,933           $302,802
                                                     =========           ========
* includes undistributed net investment
   income of:                                        $   2,029           $    329
                                                     =========           ========

                                                   For the Six
                                                  Months Ended       For the Year
                                                    June 30,            Ended
                                                      2002           December 31,
                                                   (Unaudited)           2001
                                                  ------------       ------------
Transactions in Capital Stock:
Shares sold                                              2,506              4,993
Shares issued in reinvestment of dividends
  and distributions                                         --                210
                                                        ------             ------
                                                         2,506              5,203
Shares redeemed                                         (5,652)            (2,387)
                                                        ------             ------
Net increase (decrease) in shares
  outstanding                                           (3,146)             2,816
                                                        ======             ======


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      13

Financial Highlights

                                                       For the Six
                                                       Months Ended
                                                      June 30, 2002
                                                       (Unaudited)
----------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                     $  17.31
                                                         --------
Income from investment operations:
Net investment income (a)                                    0.12
Net realized and unrealized gain (loss)                     (2.45)
                                                         --------
Total from investment operations                            (2.33)
                                                         --------
Less dividends and distributions:
From net investment income                                     --
From capital gains                                             --
                                                         --------
Total dividends and distributions                              --
                                                         --------
Net asset value, end of period                           $  14.98
                                                         ========
Total Return (b)                                           (13.46)%(c)

Ratios to Average Net Assets:
Gross expenses                                               0.34%(d)
Fees and expenses waived or borne by the Adviser             0.09%(d)
Net expenses                                                 0.25%(d)
Net investment income                                        1.19%(d)
Portfolio Turnover                                              1%(c)
Net assets, End of Period (000 omitted)                  $214,933

                                                                   For the Year Ended December 31,
                                                   ---------------------------------------------------------------
                                                       2001           2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $  19.95       $  22.83    $  19.73    $  15.83    $  12.40
                                                     --------       --------    --------    --------    --------
Income from investment operations:
Net investment income (a)                                0.23           0.35        0.32        0.34        0.25
Net realized and unrealized gain (loss)                 (2.66)         (2.49)       3.75        4.14        3.86
                                                     --------       --------    --------    --------    --------
Total from investment operations                        (2.43)         (2.14)       4.07        4.48        4.11
                                                     --------       --------    --------    --------    --------
Less dividends and distributions:
From net investment income                              (0.21)         (0.44)      (0.51)      (0.40)      (0.32)
From capital gains                                         --          (0.30)      (0.46)      (0.18)      (0.36)
                                                     --------       --------    --------    --------    --------
Total dividends and distributions                       (0.21)         (0.74)      (0.97)      (0.58)      (0.68)
                                                     --------       --------    --------    --------    --------
Net asset value, end of period                       $  17.31       $  19.95    $  22.83    $  19.73    $  15.83
                                                     ========       ========    ========    ========    ========
Total Return (b)                                       (12.18)%        (9.37)%     20.77%      28.60%      33.35%

Ratios to Average Net Assets:
Gross expenses                                           0.35%          0.36%       0.38%       0.63%       0.85%
Fees and expenses waived or borne by the Adviser         0.10%          0.11%       0.13%       0.19%       0.30%
Net expenses                                             0.25%          0.25%       0.25%       0.44%       0.55%
Net investment income                                    1.38%          1.64%       1.57%       1.95%       1.63%
Portfolio Turnover                                          2%             4%          3%          2%          4%
Net assets, End of Period (000 omitted)              $302,802       $292,739    $282,781    $206,475    $116,308

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        14
(Unaudited)

1. Utilization of Indexation Approach. TimesSquare VP S&P 500[RegTM] Index Fund (the "Fund") (renamed from CIGNA Variable Products S&P 500[RegTM] Index Fund, effective May 1, 2002) seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index.

2. Significant Accounting Policies. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Equity securities, including warrants, that are listed on a national securities exchange or are part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

B. Futures Contracts -- The Fund is authorized to enter into S&P 500[RegTM] futures contracts. A Fund may use futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500[RegTM] Composite Stock Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index, while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

C. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

D. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        15
(Unaudited) (Continued)

taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

E. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.25% of average daily net assets until April 30, 2003, and thereafter to the extent described in the Fund's then current prospectus. Effective May 1, 2002, TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The Fund's remaining contingent liability is $60,066 expiring by June 30, 2005.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash in the affiliated TimesSquare VP Money Market Fund ("TSVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. Income distributions from TSVPMM, which amounted to $222,789 for the six months ended June 30, 2002, are recorded as interest income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2002, the Fund paid or accrued $64,681.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2002, were $0 and $401,378, respectively, for U.S. Government and Agency Obligations and

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TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        16
(Unaudited) (Continued)

$3,081,420 and $32,773,634, respectively, for all other securities.

6. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 14,345,365 shares outstanding at June 30, 2002, 14,182,669 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. The remainder, representing 1.1% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

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TimesSquare VP S&P 500[RegTM] Index Fund                                      17

Trustees
Paul J. McDonald
Special Advisor to the Board of Directors, Friendly Ice Cream Corporation

Russell H. Jones
Vice President and Treasurer, Kaman Corporation

Farhan Sharaff
Chief Investment Officer, CIGNA Retirement & Investment Services and President, TimesSquare Capital Management, Inc.

Officers
Richard H. Forde
President

Alfred A. Bingham III
Vice President and Treasurer

Jeffrey S. Winer
Vice President and Secretary

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"Standard & Poor's[RegTM]," "S&P[RegTM]," "S&P 500[RegTM]," "Standard & Poor's
500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The TimesSquare VP S&P 500[RegTM] Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TimesSquare VP S&P 500[RegTM] Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.
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